Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of common stock subject to possible redemption reflected in the balance sheets
Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(5,462,500)
Class A common stock issuance costs	(9,447,180)
Plus:
Re-measurement of carrying value to redemption value	14,909,680
Class A common stock subject to possible redemption, December 31, 2021	172,500,000
Plus:
Re-measurement of carrying value to redemption value	534,002
Class A common stock subject to possible redemption, December 31, 2022	173,034,002
Plus:
Re-measurement of carrying value to redemption value	333,395
Class A common stock subject to possible redemption, March 31, 2023	$173,367,397

Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(5,462,500)
Class A common stock issuance costs	(9,447,180)
Plus:
Re-measurement of carrying value to redemption value	14,909,680
Class A common stock subject to possible redemption, December 31, 2021	172,500,000
Plus:
Re-measurement of carrying value to redemption value	534,002
Class A common stock subject to possible redemption, December 31, 2022	$173,034,002

Schedule of basic and diluted net income per common share
	Three Months Ended March 31, 2023		Three Months Ended March 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income	$(1,321,878)	$(330,470)	$2,068,022	$517,005
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	4,312,500	17,250,000	4,312,500
Basic and diluted net (loss) income per common share	$(0.08)	$(0.08)	$0.12	$0.12

	For the Year Ended December 31, 2022		For the Period from February 12, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income	$4,636,962	$1,159,241	$2,713,033	$1,019,669
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	4,312,500	10,836,207	4,072,688
Basic and diluted net income per common share	$0.27	$0.27	$0.25	$0.25